INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5   -       INVENTORIES

A.	Composition:

	As of December 31,
	2 0 2 2	2 0 2 1

Raw materials	38,050	22,953
Service inventory	26,069	19,838
Work in process	25,676	19,125
Finished goods	26,805	16,749
	116,600	78,665

B.	In the years ended December 31, 2022, 2021 and 2020, the Company wrote down inventories in a total amount of $6,406, $5,126 and $5,664, respectively.